UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2025 to October 20, 2025

Commission File Number of issuing entity:  333-258342-01

Central Index Key Number of issuing entity:  0001900454

Benchmark 2022-B32 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-258342

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Harris Rendelstein (212) 834-6737
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4205695
38-4205696
38-7274880
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on October 30, 2025 (SEC Accession No. 0001888524-25-018760) (the “Original 10-D”).  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revisions were made to include funds received with respect to the late payoff of the Lakeville Townhomes Mortgage Loan (Loan Number 43 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on February 16, 2022 pursuant to Rule 424(b)(2)).  This resulted in an additional principal payment to the Class A-1 Certificateholders in an amount equal to $226,327.44, an additional interest payment to the Class G Certificateholders in an amount equal to $58,118.46, an additional interest payment to the Class H Certificateholders in an amount equal to $88,638.00, an additional interest payment to the Class J Certificateholders in an amount equal to $88,638.00, an additional interest payment to the Class K Certificateholders in an amount equal to $298,134.18, an additional principal payment to the Class RR Certificateholders in an amount equal to $5,000.41, an additional interest payment to the Class RR Certificateholders in an amount equal to $11,787.64, an additional principal payment to the holders of the RR Interest in an amount equal to $6,911.55 and an additional interest payment to the holders of the RR Interest in an amount equal to $16,292.82.  This also resulted in realized losses totaling $6,931,760.59 being attributed to the Class K Certificates, Class RR Certificates and the RR Interest.  The additional payments described above were made to the impacted Certificateholders on November 17, 2025.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 20, 2025 a distribution was made to holders of the certificates issued by Benchmark 2022-B32 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Benchmark 2022-B32 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 20, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	3.79%	0	N/A

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by Benchmark 2022-B32 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2025 to October 20, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on August 6, 2025. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 7, 2025. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Citi Real Estate Funding Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

Goldman Sachs Mortgage Company filed its most recent Rule 15Ga-1 Form ABS-15G on August 14, 2025. The CIK number for Goldman Sachs Mortgage Company is 0001541502.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for German American Capital Corporation is 0001541294.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on November 18, 2025 under Commission File No. 333-258342-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on November 18, 2025 under Commission File No. 333-258342-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Benchmark 2022-B32 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2025	$596,189.47
Current Distribution Date	10/20/2025	$1,465,466.66

REO Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for Benchmark 2022-B32 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2025	$6,539.95
Current Distribution Date	10/20/2025	$6,319.19

Interest Reserve Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Benchmark 2022-B32 Mortgage Trust, relating to the October 20, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE/A filed on November 18, 2025 under Commission File No. 333-258342-01  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE/A filed on November 18, 2025 under Commission File No. 333-258342-01  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Harris Rendelstein
Harris Rendelstein, Executive Director

Date: November 18, 2025